Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2025	Apr. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Voting rights			one
Transaction costs		$ 100
Number of shares available for grant	11,259,086		11,259,086
Unrecognized compensation costs	$ 15,435		$ 15,435
Weighted average period			2 years 29 days
Amount of warrants	$ 3,781		$ 3,781		$ 3,338
Compensation expense			$ 5,331	$ 4,867
Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Issuance of shares		14,110,121
Purchase price of per share		$ 2.612
Net proceeds received		$ 36,756
Construction of Hudson NH Facility [Member]
Shareholders’ Equity [Line Items]
Number of shares issued for services	226,202
Increase to additional paid in capital in exchange for services	$ 675
Oramed [Member]
Shareholders’ Equity [Line Items]
Number of warrant to purchase	2,390,000		2,390,000
Warrants exercise price	$ 3.474		$ 3.474
Amount of warrants	$ 2,780		$ 2,780
Compensation expense			$ 42
Ordinary Shares [Member] | Oramed [Member]
Shareholders’ Equity [Line Items]
Warrants exercise price	$ 3.9		$ 3.9
Number of warrant outstanding	847,000		847,000
2021 Share Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Number of shares available for grant	23,794,633		23,794,633
Vesting period			4 years
Expiry period			10 years